Income Taxes (Details) - Schedule income tax expense (benefit) - AutoLotto, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current Expense
Federal
State
Deferred Expense
Federal	(634,276)	(1,912,012)
State
Change in Valuation Allowance	634,276	1,912,012
Total